Share Capital (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure Of Classes Of Share Capital [Text Block]

	For the Year Ended March 31, 2020			For the Year Ended March 31, 2019
	Number	Amount		Number	Amount
Authorized share capital	240,000,000	Rs.	1,200	240,000,000	Rs.	1,200
Fully paid up share capital
Opening number of equity shares/share capital	166,065,948	Rs.	830	165,910,907	Rs.	830
Add: Equity shares issued pursuant to employee stock option plan (1)	106,134		1	155,041		-	*
Closing number of equity shares/share capital	166,172,082	Rs.	831	166,065,948	Rs.	830
Treasury shares (2)	395,950	Rs.	1,006	217,976	Rs.	535

* Rounded off to nearest million.

(1)	During the years ended March 31, 2020 and 2019, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2002 and the Dr. Reddy’s Employees Stock Option Scheme, 2007. All of the options exercised had an exercise price of Rs.5, being equal to the par value of the underlying shares. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to“share premium” in the consolidated statements of changes in equity.

(2)	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees upon exercise of stock options thereunder. During the year ended March 31, 2020, an aggregate of 1,150 equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. All of the options exercised had an exercise price of Rs.2,607 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “share premium” in the consolidated statements of changes in equity.In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “share premium”. As at March 31, 2020 and 2019, the ESOS Trust had outstanding 395,950 and 217,976 shares, respectively, which it purchased from the secondary market for an aggregate consideration of Rs.1,006 and Rs.535, respectively. Refer to Note 28 of these financial statements for further details on the Dr. Reddy’s Employees Stock Option Scheme, 2018.

Disclosure of detailed information about dividends [Table Text Block]
Final dividends on equity shares (including dividend tax on distribution of such dividends, if any) are recorded as a liability on the date of their approval by the shareholders and interim dividends are recorded as a liability on the date of declaration by the Company’s Board of Directors. The details of dividends paid by the Company are as follows:

	For the Year Ended March 31,
	2020		2019		2018
Dividend per share (in absolute Rs.)	Rs.	20	Rs.	20	Rs.	20
Dividend distribution tax on the dividend paid		602		682		675
Dividend paid during the year		3,314		3,320		3,317